Schedule of Convertible Notes Payable (Details) - USD ($)	6 Months Ended		12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Jun. 30, 2025	Jun. 30, 2024
Beginning balance	$ 4,718,344	$ 3,442,987	$ 3,442,987
Advances	2,270,000		1,104,000
Debt discount	(2,270,000)		(674,922)	$ (230,961)
Amortization of debt discount	907,116	109,867	332,021	638,194
Conversions of debt to equity	(443,454)		(36,425)
Non-cash increase of principal			73,750	31,521
Debt acquired in acquisition of SWC	19,484,000		759,776
Ending balance	4,997,827		4,718,344	3,442,987
Beginning balance
Ending balance
Balance	4,738,493	3,442,987	3,442,987	1,549,366
Proceeds			1,104,000	1,473,888
Non-cash increase of principal				12,500
Amortization of debt discount			332,021	638,194
Debt discount - notes payable			(904,126)
Repayments			(33,490)
Conversion to common stock (principal)			(36,425)
Balance			4,738,493	3,442,987
Related Party [Member]
Amortization of debt discount	39,513		53,639
Debt acquired in acquisition of SWC			229,204
Beginning balance	20,149
Debt discount			(229,204)
Repayments			(33,490)
Ending balance	59,662		20,149
Balance	20,149
Balance	59,662		20,149
Previously Reported [Member]
Amortization of debt discount			278,382
Debt acquired in acquisition of SWC			$ 530,572
Revision of Prior Period, Adjustment [Member]
Amortization of debt discount	$ 722,937